Allowance for doubtful accounts	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Allowance for doubtful accounts
2	Allowance for doubtful accounts

Allowance for doubtful accounts amounted to $1,415,000 as of March 31, 2015 and 2016. The Company believed that the recoverability was doubtful, and continued to include this amount in allowance for doubtful accounts as of March 31, 2015 and 2016.

Most of the Company’s trade receivables are generally unsecured.